FLV P-1

                         SUPPLEMENT DATED AUGUST 1, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2007
                                       OF
                 FRANKLIN LARGE CAP VALUE SECURITIES FUND (FUND)
        A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The prospectus of the Fund is amended as follows.

I. Footnote 1 to the "Annual Fund Operating Expenses" table on page FLV-4 is replaced with the following:

        1. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.90% (other than (i) acquired fund fees and expenses and (ii) certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2009. Without these fee waivers and reduction, management fees and net operating expenses for the fiscal year ended December 31, 2006, would have been 0.75% and 1.45%, respectively, exclusive of acquired fund fees and expenses.

II. Under the "Management" section on page FLV-5 the second to last paragraph is replaced with the following:

        The Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended December 31, 2006, management fees, before any waiver or reduction, were 0.75% of the Fund's average daily net assets. Under a contractual agreement by the manager to limit its fees until April 30, 2009, and the requirement that the manager reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.45% of its average daily net assets to the manager for its services. The manager is required by the Fund's board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.



               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.








FFC P-1

                         SUPPLEMENT DATED AUGUST 1, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2007
                                       OF
                 FRANKLIN FLEX CAP GROWTH SECURITIES FUND (FUND)
        A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The prospectus of the Fund is amended as follows.

I. Footnote 1 to the "Annual Fund Operating Expenses" table on page FFC-5 is replaced with the following:

        1. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.93% (other than (i) acquired fund fees and expenses and (ii) certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2009. Without these fee waivers and reduction, management fees and net operating expenses for the fiscal year ended December 31, 2006, would have been 0.75% and 1.35%, respectively, exclusive of acquired fund fees and expenses.

II. Under the "Management" section on page FFC-6 the second to last paragraph is replaced with the following:

        The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2006, management fees, before any waiver or reduction, were 0.75% of the Fund's average daily net assets. Under a contractual agreement by the manager to limit its fees until April 30, 2009, and the requirement that the manager reduce its fees to reflect reduced services resulting from the Fund's investment in the Sweep Money Fund, the Fund paid 0.58% of its average daily net assets to the manager for its services. The manager is required by the Fund's board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.




               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.